Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended:

(in thousands, except per share data)	Year Ended December 31,
	2014	2013	2012
Loss (numerator):
Net loss	(183,176)	(43,541)	(8,759)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic and diluted	144,369	75,261	13,880
Loss per share:
Basic and diluted	$(1.27)	$(0.58)	$(0.63)